IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Feb. 01, 2020	Nov. 01, 2019
ASSETS
Cash and due from banks	$ 5,718	$ 6,250	$ 6,445	$ 5,297	$ 5,073	$ 4,863
Interest-bearing deposits with banks	188,409		164,149
Trading loans, securities, and other	141,490		148,318
Non-trading financial assets at fair value through profit or loss	9,215		8,548
Derivatives	53,621		54,242
Financial assets designated at fair value through profit or loss	4,832		4,739
Financial assets at fair value through other comprehensive income	89,599		103,285
Debt securities at amortized cost, net of allowance for credit losses	215,905		227,679
Securities purchased under reverse repurchase agreements	155,375		169,162
Loans
Residential mortgages	256,277		252,219
Consumer instalment and other personal	184,466		185,460
Credit card	29,281		32,334
Business and government	245,410		255,799
Total loans	715,434		725,812
Allowance for loan losses	(6,998)		(8,289)
Loans, net of allowance for loan losses	708,436		717,523
Customers' liability under acceptances	19,070		14,941
Goodwill	15,979		17,148			$ 16,976
Other intangibles	1,915		2,125
Land, buildings, equipment, and other depreciable assets	9,261		10,136
Deferred tax assets	1,938		2,444
Amounts receivable from brokers, dealers, and clients	21,535		33,951
Other assets	16,063		18,856
Total assets	1,669,058		1,715,865	$ 1,673,745
LIABILITIES
Trading deposits	33,679		19,177
Derivatives	58,019		53,203
Securitization liabilities at fair value	13,622		13,718
Financial liabilities designated at fair value through profit or loss	66,253		59,665
Deposits
Personal	626,462		625,200
Banks	26,174		28,969
Business and government	465,852		481,164
Total deposits	1,118,488		1,135,333
Acceptances	19,070		14,941
Obligations related to securities sold short	39,080		34,999
Obligations related to securities sold under repurchase agreements	148,326		188,876
Securitization liabilities at amortized cost	15,346		15,768
Amounts payable to brokers, dealers, and clients	20,514		35,143
Insurance-related liabilities	7,334		7,590
Other liabilities	23,543		30,476
Subordinated notes and debentures	11,269		11,477
Equity	94,515		95,499
Total liabilities and equity	1,669,058		1,715,865
Off-balance sheet commitments
Total off-balance sheet commitments	266,016		266,867
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	258,881		260,753
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,289		2,867
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,846		3,247
TD Schwab [member]
Loans
Investment in Schwab	10,697		12,174
Not later than one month [member]
ASSETS
Cash and due from banks	5,709		6,437
Interest-bearing deposits with banks	186,125		161,326
Trading loans, securities, and other	1,945		4,363
Non-trading financial assets at fair value through profit or loss	70		80
Derivatives	7,460		5,299
Financial assets designated at fair value through profit or loss	548		820
Financial assets at fair value through other comprehensive income	1,202		2,501
Debt securities at amortized cost, net of allowance for credit losses	3,944		6,444
Securities purchased under reverse repurchase agreements	97,059		98,721
Loans
Residential mortgages	571		472
Consumer instalment and other personal	810		706
Business and government	23,404		27,193
Total loans	24,785		28,371
Loans, net of allowance for loan losses	24,785		28,371
Customers' liability under acceptances	14,114		12,699
Land, buildings, equipment, and other depreciable assets	1
Amounts receivable from brokers, dealers, and clients	21,535		33,951
Other assets	3,496		3,521
Total assets	367,993		364,533
LIABILITIES
Trading deposits	5,288		1,802
Derivatives	8,800		4,718
Financial liabilities designated at fair value through profit or loss	12,451		18,654
Deposits
Personal	5,742		6,240
Banks	8,793		12,870
Business and government	24,216		25,387
Total deposits	38,751		44,497
Acceptances	14,114		12,699
Obligations related to securities sold short	2,572		698
Obligations related to securities sold under repurchase agreements	119,778		122,433
Amounts payable to brokers, dealers, and clients	20,514		35,143
Insurance-related liabilities	153		306
Other liabilities	5,148		7,672
Total liabilities and equity	227,569		248,622
Off-balance sheet commitments
Total off-balance sheet commitments	18,271		20,548
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,168		19,568
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	103		77
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			903
Over 1 month to 3 months [member]
ASSETS
Cash and due from banks	9		8
Interest-bearing deposits with banks	571		656
Trading loans, securities, and other	2,513		6,920
Non-trading financial assets at fair value through profit or loss	1,539
Derivatives	7,006		7,167
Financial assets designated at fair value through profit or loss	234		183
Financial assets at fair value through other comprehensive income	5,294		2,799
Debt securities at amortized cost, net of allowance for credit losses	5,191		23,449
Securities purchased under reverse repurchase agreements	31,931		30,246
Loans
Residential mortgages	3,222		2,845
Consumer instalment and other personal	1,666		1,423
Business and government	9,752		4,938
Total loans	14,640		9,206
Loans, net of allowance for loan losses	14,640		9,206
Customers' liability under acceptances	4,906		2,036
Land, buildings, equipment, and other depreciable assets	1		1
Other assets	1,248		1,060
Total assets	75,083		83,731
LIABILITIES
Trading deposits	5,654		2,429
Derivatives	6,865		6,783
Securitization liabilities at fair value	620		608
Financial liabilities designated at fair value through profit or loss	19,487		7,290
Deposits
Personal	10,552		8,996
Banks	2,150		1,592
Business and government	22,871		24,703
Total deposits	35,573		35,291
Acceptances	4,906		2,036
Obligations related to securities sold short	3,406		1,095
Obligations related to securities sold under repurchase agreements	11,063		23,944
Securitization liabilities at amortized cost	422		1,055
Insurance-related liabilities	260		350
Other liabilities	1,257		3,630
Total liabilities and equity	89,513		84,511
Off-balance sheet commitments
Total off-balance sheet commitments	33,989		24,037
Over 1 month to 3 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	32,868		23,526
Over 1 month to 3 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	113		169
Over 1 month to 3 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,008		342
Over 3 months to 6 months [member]
ASSETS
Interest-bearing deposits with banks	185
Trading loans, securities, and other	6,052		7,866
Non-trading financial assets at fair value through profit or loss	277		600
Derivatives	4,764		4,554
Financial assets designated at fair value through profit or loss	252		631
Financial assets at fair value through other comprehensive income	5,781		8,490
Debt securities at amortized cost, net of allowance for credit losses	5,989		16,052
Securities purchased under reverse repurchase agreements	9,562		23,879
Loans
Residential mortgages	8,034		7,286
Consumer instalment and other personal	3,044		3,437
Business and government	9,106		8,973
Total loans	20,184		19,696
Loans, net of allowance for loan losses	20,184		19,696
Customers' liability under acceptances	50		204
Land, buildings, equipment, and other depreciable assets	1		6
Other assets	244		643
Total assets	53,341		82,621
LIABILITIES
Trading deposits	7,194		2,065
Derivatives	4,920		3,997
Securitization liabilities at fair value	344		243
Financial liabilities designated at fair value through profit or loss	14,067		12,563
Deposits
Personal	8,300		9,139
Banks	158		313
Business and government	10,087		24,841
Total deposits	18,545		34,293
Acceptances	50		204
Obligations related to securities sold short	1,030		993
Obligations related to securities sold under repurchase agreements	8,936		30,879
Securitization liabilities at amortized cost	404		221
Insurance-related liabilities	386		382
Other liabilities	1,820		1,744
Total liabilities and equity	57,696		87,584
Off-balance sheet commitments
Total off-balance sheet commitments	20,513		27,468
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,949		25,918
Over 3 months to 6 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	180		183
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	384		1,367
Later than six months and not later than nine months [member]
ASSETS
Trading loans, securities, and other	2,276		6,913
Non-trading financial assets at fair value through profit or loss	74		2,271
Derivatives	3,709		2,810
Financial assets designated at fair value through profit or loss	239		234
Financial assets at fair value through other comprehensive income	8,115		6,101
Debt securities at amortized cost, net of allowance for credit losses	5,064		5,855
Securities purchased under reverse repurchase agreements	7,463		11,776
Loans
Residential mortgages	6,632		9,994
Consumer instalment and other personal	2,691		3,941
Business and government	7,432		11,653
Total loans	16,755		25,588
Loans, net of allowance for loan losses	16,755		25,588
Customers' liability under acceptances			2
Land, buildings, equipment, and other depreciable assets	6		91
Other assets	110		2,783
Total assets	43,811		64,424
LIABILITIES
Trading deposits	5,035		3,057
Derivatives	3,957		1,917
Securitization liabilities at fair value	643		652
Financial liabilities designated at fair value through profit or loss	8,664		15,892
Deposits
Personal	6,711		9,550
Banks	272		56
Business and government	6,532		15,274
Total deposits	13,515		24,880
Acceptances			2
Obligations related to securities sold short	630		823
Obligations related to securities sold under repurchase agreements	1,862		1,791
Securitization liabilities at amortized cost	340		422
Insurance-related liabilities	386		316
Other liabilities	1,329		701
Total liabilities and equity	36,361		50,453
Off-balance sheet commitments
Total off-balance sheet commitments	20,873		20,504
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,995		20,089
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	238		188
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,640		227
Later than nine months and not later than one year [member]
ASSETS
Trading loans, securities, and other	4,429		3,867
Non-trading financial assets at fair value through profit or loss	820		69
Derivatives	3,123		2,525
Financial assets designated at fair value through profit or loss	174		107
Financial assets at fair value through other comprehensive income	11,617		4,886
Debt securities at amortized cost, net of allowance for credit losses	6,323		5,498
Securities purchased under reverse repurchase agreements	8,825		4,204
Loans
Residential mortgages	5,786		10,481
Consumer instalment and other personal	2,590		3,893
Business and government	11,053		8,672
Total loans	19,429		23,046
Loans, net of allowance for loan losses	19,429		23,046
Land, buildings, equipment, and other depreciable assets	4		9
Other assets	1,435		470
Total assets	56,179		44,681
LIABILITIES
Trading deposits	3,031		1,639
Derivatives	2,350		2,012
Securitization liabilities at fair value	1,022		345
Financial liabilities designated at fair value through profit or loss	11,452		5,251
Deposits
Personal	7,617		7,288
Banks	100		28
Business and government	7,142		7,214
Total deposits	14,859		14,530
Obligations related to securities sold short	1,995		707
Obligations related to securities sold under repurchase agreements	3,102		4,952
Securitization liabilities at amortized cost	419		404
Insurance-related liabilities	407		305
Other liabilities	553		1,048
Total liabilities and equity	39,190		31,193
Off-balance sheet commitments
Total off-balance sheet commitments	19,369		14,862
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,945		14,289
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	154		165
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	270		408
Over 1 year to 2 years [member]
ASSETS
Trading loans, securities, and other	9,122		9,732
Non-trading financial assets at fair value through profit or loss	1,296		1,430
Derivatives	6,104		6,314
Financial assets designated at fair value through profit or loss	396		930
Financial assets at fair value through other comprehensive income	6,038		25,305
Debt securities at amortized cost, net of allowance for credit losses	15,800		12,386
Securities purchased under reverse repurchase agreements	96		29
Loans
Residential mortgages	36,782		38,182
Consumer instalment and other personal	14,189		14,594
Business and government	27,185		35,439
Total loans	78,156		88,215
Loans, net of allowance for loan losses	78,156		88,215
Land, buildings, equipment, and other depreciable assets	24		29
Other assets	78		150
Total assets	117,110		144,520
LIABILITIES
Trading deposits	2,823		3,510
Derivatives	6,386		5,438
Securitization liabilities at fair value	2,252		2,495
Financial liabilities designated at fair value through profit or loss	123
Deposits
Personal	8,762		10,095
Banks	2
Business and government	16,927		14,378
Total deposits	25,691		24,473
Obligations related to securities sold short	3,865		4,888
Obligations related to securities sold under repurchase agreements	1,483		4,873
Securitization liabilities at amortized cost	1,872		1,642
Insurance-related liabilities	940		963
Other liabilities	1,676		1,304
Total liabilities and equity	47,111		49,586
Off-balance sheet commitments
Total off-balance sheet commitments	40,396		44,417
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	39,193		43,760
Over 1 year to 2 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	659		657
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	544
Over 2 years to 5 years [member]
ASSETS
Trading loans, securities, and other	27,430		23,624
Non-trading financial assets at fair value through profit or loss	2,288		1,425
Derivatives	10,979		10,004
Financial assets designated at fair value through profit or loss	1,318		1,253
Financial assets at fair value through other comprehensive income	21,902		23,667
Debt securities at amortized cost, net of allowance for credit losses	63,637		62,145
Securities purchased under reverse repurchase agreements	334		307
Loans
Residential mortgages	154,678		138,912
Consumer instalment and other personal	76,050		68,961
Business and government	69,121		70,478
Total loans	299,849		278,351
Loans, net of allowance for loan losses	299,849		278,351
Land, buildings, equipment, and other depreciable assets	324		299
Other assets	115		125
Total assets	428,176		401,200
LIABILITIES
Trading deposits	3,441		3,455
Derivatives	11,635		11,084
Securitization liabilities at fair value	6,235		6,706
Financial liabilities designated at fair value through profit or loss	3		4
Deposits
Personal	7,042		7,923
Banks	2		4
Business and government	45,711		52,852
Total deposits	52,755		60,779
Obligations related to securities sold short	11,758		9,789
Obligations related to securities sold under repurchase agreements	1,380		4
Securitization liabilities at amortized cost	7,747		8,799
Insurance-related liabilities	1,634		1,676
Other liabilities	1,238		1,402
Subordinated notes and debentures	200		200
Total liabilities and equity	98,026		103,898
Off-balance sheet commitments
Total off-balance sheet commitments	106,447		108,826
Over 2 years to 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	105,515		107,951
Over 2 years to 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	932		875
Over 5 years [member]
ASSETS
Trading loans, securities, and other	20,615		27,554
Non-trading financial assets at fair value through profit or loss	1,952		1,879
Derivatives	10,476		15,569
Financial assets designated at fair value through profit or loss	1,671		581
Financial assets at fair value through other comprehensive income	25,515		26,957
Debt securities at amortized cost, net of allowance for credit losses	109,959		95,852
Securities purchased under reverse repurchase agreements	105
Loans
Residential mortgages	40,572		44,047
Consumer instalment and other personal	26,778		28,038
Business and government	60,881		65,144
Total loans	128,231		137,229
Loans, net of allowance for loan losses	128,231		137,229
Land, buildings, equipment, and other depreciable assets	3,930		4,384
Other assets	90		171
Total assets	302,544		310,176
LIABILITIES
Trading deposits	1,213		1,220
Derivatives	13,106		17,254
Securitization liabilities at fair value	2,506		2,669
Financial liabilities designated at fair value through profit or loss	6		11
Deposits
Personal	28		37
Banks	3		5
Business and government	4,653		3,386
Total deposits	4,684		3,428
Obligations related to securities sold short	12,700		14,986
Obligations related to securities sold under repurchase agreements	722
Securitization liabilities at amortized cost	4,142		3,225
Insurance-related liabilities	893		1,033
Other liabilities	4,980		5,633
Subordinated notes and debentures	11,069		11,277
Total liabilities and equity	56,021		60,736
Off-balance sheet commitments
Total off-balance sheet commitments	4,951		4,896
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,041		4,343
Over 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	910		553
No specific maturity [member]
ASSETS
Interest-bearing deposits with banks	1,528		2,167
Trading loans, securities, and other	67,108		57,479
Non-trading financial assets at fair value through profit or loss	899		794
Financial assets at fair value through other comprehensive income	4,135		2,579
Debt securities at amortized cost, net of allowance for credit losses	(2)		(2)
Loans
Consumer instalment and other personal	56,648		60,467
Credit card	29,281		32,334
Business and government	27,476		23,309
Total loans	113,405		116,110
Allowance for loan losses	(6,998)		(8,289)
Loans, net of allowance for loan losses	106,407		107,821
Goodwill	15,979		17,148
Other intangibles	1,915		2,125
Land, buildings, equipment, and other depreciable assets	4,970		5,317
Deferred tax assets	1,938		2,444
Other assets	9,247		9,933
Total assets	224,821		219,979
Deposits
Personal	571,708		565,932
Banks	14,694		14,101
Business and government	327,713		313,129
Total deposits	914,115		893,162
Obligations related to securities sold short	1,124		1,020
Insurance-related liabilities	2,275		2,259
Other liabilities	5,542		7,342
Equity	94,515		95,499
Total liabilities and equity	1,017,571		999,282
Off-balance sheet commitments
Total off-balance sheet commitments	1,207		1,309
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,207		1,309
No specific maturity [member] | TD Schwab [member]
Loans
Investment in Schwab	$ 10,697		$ 12,174